Equity-Based Compensation (Details) - USD ($) shares in Millions		5 Months Ended	6 Months Ended		12 Months Ended
	Oct. 21, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity-Based Compensation (Details) [Line Items]
Authorized for issuance (in Shares)		21.4			21.4
Incremental compensation cost	$ 1,500,000
Unit options exercisable and expected to vest		9 years 7 months 28 days
Unit options exercisable		9 years 5 months 19 days
Weighted average grant date fair value of unit options granted					$ 1.19	$ 0
Intrinsic value of unit options exercised		$ 12,000			12,000	0
Total fair value of options vested		2,200,000			2,200,000	97,000
Total compensation cost related to nonvested awards not yet recognized		$ 4,100,000			4,100,000
Equity-based compensation expense			$ 688,000	$ 38,000	7,363,000	70,000
Weighted average grant date fair value of profits interest units granted					1.27	0
Total fair value of units vested					6,400,000	0
Total compensation cost related to nonvested profits interest units					$ 97,000	$ 0
Weighted-average period over		1 year 9 months 21 days			1 year 9 months 21 days	0 years
Equity based compensation expense					$ 859,000	$ 0
Grant date fair value		$ 5,700,000			5,700,000
Total fair value of units vested upon grant and vested		5,500,000			5,500,000
Total compensation cost		$ 211,000			211,000
Equity value					$ 525,034,000	20,369,000
Weighted average cost of capital		38.00%			38.00%
Risk-free interest rate,percentage					0.17%
Percentage of traded common stock prices and the capital structure					59.50%
Stock Options [Member]
Equity-Based Compensation (Details) [Line Items]
Weighted-average period over		3 years 7 months 20 days
Equity-based compensation expense					$ 974,000	$ 70,000
B-4s [Member]
Equity-Based Compensation (Details) [Line Items]
Equity-based compensation expense					$ 5,500,000
Weighted-average period over		1 year 9 months 21 days			1 year 9 months 21 days
Equity value					$ 525,000,000